SCHEDULE OF INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw material	$ 18,776	$ 31,604
Finished goods	2,940	7,174
Total inventory	$ 21,716	$ 38,778